Northern Lights Fund Trust III

Persimmon Long/Short Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Persimmon Long/Short Fund, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 9, 2018, (SEC Accession 0001580642-18-000808).